29. Other income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2017
Other Income Expenses Net Tables
Schedule of other income (expenses), net
	2017	2016	2015
Income
Subsidy income, net	28,722	28,134	21,513
Fines on telecommunications services	41,699	39,639	37,630
Income from disposals of assets (*)	2,865	57,563	1,459,067
Other income	171,273	181,234	50,528
	244,559	306,570	1,568,738
Expenses
FUST/FUNTTEL (**)	(140,878)	(163.955)	(168,351)
Taxes, fees and contributions	(4,466)	(2.980)	(3,970)
Provision for legal and administrative proceedings, net of reversals	(366,476)	(352,154)	(348,339)
Expenses from disposals of assets (*)	(6,618)	(14,473)	(245,756)
Other expenses	(24,831)	(21,987)	(23,124)
	(543,269)	(555,549)	(789,540)

Amortization of authorizations	(261,927)	(273,081)	(344,915)
	(805,196)	(828,630)	(1,134,455)

Other income (expenses), net	(560,637)	(522,060)	434,283